WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 82.0%
Angola - 1.7%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000		$7,631,992	(a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	3,000,000		2,029,830	(a)

Total Angola					9,661,822

Argentina - 4.0%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	82,130,000	ARS	150,039
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	118,049
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,036,761		200,680
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	25,413,747		5,133,107
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,500,000		4,802,215	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	16,301,128		5,114,479	(b)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	508,945		388,325	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	9,949,022		6,382,298	(b)

Total Argentina					22,289,192

Armenia - 0.9%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	4,000,000		2,852,560	(b)
Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	3,000,000		2,043,300	(b)

Total Armenia					4,895,860

Bahamas - 1.4%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	4,170,000		3,450,345	(b)
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	3,830,000		2,676,055	(b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000		1,710,000	(b)

Total Bahamas					7,836,400

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Bahrain - 3.6%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000		$1,924,250	(a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	10,000,000		8,212,480	(a)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	6,000,000		4,176,264	(b)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000		5,898,237	(b)

Total Bahrain					20,211,231

Brazil - 0.3%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	9,500,000	BRL	1,516,256

Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	1,000,000		581,915	(c)

Colombia - 2.6%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000		14,398,981	(c)

Costa Rica - 1.0%
Banco Nacional de Costa Rica	6.250%	11/1/23	1,220,000		1,228,692	(b)(c)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000		965,571	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		3,558,151	(b)(c)

Total Costa Rica					5,752,414

Croatia - 1.0%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000		5,646,401	(a)

Dominican Republic - 3.9%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	4,000,000		3,891,478	(b)(c)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000		6,650,436	(b)(c)
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	3,750,000		3,241,861	(b)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000		2,871,294	(a)(c)
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000		5,435,906	(a)

Total Dominican Republic					22,090,975

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 1.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,709		$294,959	(b)
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/23 then 6.000%)	5.500%	7/31/30	4,850,000		2,319,835	(b)
Ecuador Government International Bond, Senior Notes, Step bond (1.500% to 7/31/23 then 2.500%)	1.500%	7/31/40	16,750,000		4,983,125	(b)

Total Ecuador					7,597,919

Egypt - 2.5%
Egypt Government Bond	14.138%	10/20/22	21,100,000	EGP	1,080,207
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	3,000,000		1,751,697	(a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000		969,360	(b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	19,200,000		10,084,992	(a)

Total Egypt					13,886,256

Ethiopia - 0.2%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000		1,277,650	(a)

Gabon - 0.9%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	3,000,000		1,981,410	(a)
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	4,300,000		2,848,277	(b)

Total Gabon					4,829,687

Ghana - 1.4%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	5,700,000		2,194,500	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	7,600,000		5,540,400	(b)(c)

Total Ghana					7,734,900

Guatemala - 1.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	6,800,000		5,938,508	(b)(c)
Guatemala Government Bond, Senior Notes	4.650%	10/7/41	3,060,000		2,158,145	(b)(c)

Total Guatemala					8,096,653

Hungary - 2.2%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000		12,539,362	(c)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
India - 0.3%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	2,000,000		$1,853,977	(a)(c)

Indonesia - 6.3%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		3,329,577	(a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	17,000,000		15,433,620	(b)(c)
Indonesia Treasury Bond	8.375%	9/15/26	131,422,000,000	IDR	9,069,089
Indonesia Treasury Bond	8.375%	3/15/34	106,475,000,000	IDR	7,432,098

Total Indonesia					35,264,384

Israel - 0.2%
Israel Government International Bond, Senior Notes	3.875%	7/3/50	1,500,000		1,214,378

Ivory Coast - 1.8%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,222,249	(b)(c)
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000		2,403,156	(b)(c)
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000	EUR	3,453,256	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		2,708,100	(b)

Total Ivory Coast					9,786,761

Jamaica - 1.0%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	1,390,000		1,446,792
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		1,933,259
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	2,000,000		2,161,935	(c)

Total Jamaica					5,541,986

Jordan - 1.3%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		414,295	(b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,900,000		1,800,250	(b)

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - (continued)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,000,000		$1,632,696	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		3,682,170	(b)

Total Jordan					7,529,411

Kazakhstan - 2.5%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,000,000		8,999,910	(a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	6,000,000		5,029,008	(a)

Total Kazakhstan					14,028,918

Kenya - 1.4%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	2,000,000		1,707,730	(a)
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		170,773	(b)(c)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	4,400,000		3,218,974	(a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	4,400,000		2,995,960	(a)

Total Kenya					8,093,437

Mexico - 1.3%
Mexican Bonos, Senior Notes	7.750%	11/23/34	168,080,000	MXN	7,203,417

Nigeria - 1.8%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	6,700,000		4,455,835	(a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000		1,680,588	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	6,800,000		3,982,148	(a)

Total Nigeria					10,118,571

Oman - 4.8%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	3,200,000		2,989,968	(a)
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000		4,924,104	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000		8,388,504	(b)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oman - (continued)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	$5,603,988	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	5,233,371	(a)

Total Oman				27,139,935

Panama - 0.7%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,060,464	(c)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	156,874
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,200,000	2,785,609

Total Panama				4,002,947

Paraguay - 1.3%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	2,110,000	2,038,957	(b)(c)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000	3,529,101	(b)(c)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	1,411,381	(b)(c)

Total Paraguay				6,979,439

Peru - 6.2%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000	10,832,122	(c)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000	24,155,754	(c)

Total Peru				34,987,876

Philippines - 0.3%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	2,000,000	1,593,390	(c)

Qatar - 4.2%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000	7,692,221	(b)(c)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000	13,083,616	(b)(c)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	2,900,000	2,557,736	(b)(c)

Total Qatar				23,333,573

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Romania - 0.3%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		$1,562,808	(b)(c)

Russia - 1.0%
Russian Federal Bond - OFZ	7.000%	1/25/23	280,000,000	RUB	1,534,884	*(d)
Russian Federal Bond - OFZ	8.150%	2/3/27	289,580,000	RUB	1,587,398	*(d)
Russian Federal Bond - OFZ	7.250%	5/10/34	400,000,000	RUB	2,192,691	*(d)

Total Russia					5,314,973

Rwanda - 0.5%
Rwanda International Government Bond, Senior Notes	5.500%	8/9/31	4,050,000		2,961,919	(b)

Senegal - 1.3%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,041,731	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	8,390,000		5,255,161	(b)

Total Senegal					7,296,892

South Africa - 1.2%
Republic of South Africa Government Bond, Senior Notes	8.500%	1/31/37	81,280,000	ZAR	3,469,219
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000		3,060,250	(c)

Total South Africa					6,529,469

South Korea - 0.1%
Korea Electric Power Corp., Senior Notes	5.375%	4/6/26	800,000		800,459	(b)

Supranational - 3.7%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	134,803,200,000	IDR	8,858,192
Inter-American Development Bank, Senior Notes	7.875%	3/14/23	56,960,000,000	IDR	3,760,987
International Finance Corp., Senior Notes	4.000%	2/27/23	7,915,000	BRL	1,417,483
International Finance Corp., Senior Notes	6.280%	5/27/24	304,000,000	UYU	6,728,087

Total Supranational					20,764,749

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	3,760,000		2,260,192	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Turkey - 1.2%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000		$3,118,160
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	6,160,000		3,494,568

Total Turkey					6,612,728

Ukraine - 1.0%
Ukraine Government International Bond, Senior Notes	6.750%	6/20/28	1,700,000	EUR	326,586	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/29	8,800,000		1,872,490	(a)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/30	15,080,000		3,298,509	(a)

Total Ukraine					5,497,585

United Arab Emirates - 1.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000		4,610,698	(b)(c)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	4,430,000		2,632,895	(b)(c)

Total United Arab Emirates					7,243,593

Uruguay - 1.4%
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	2,943,154		2,912,457
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000		3,986,261
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000		1,057,773

Total Uruguay					7,956,491

Uzbekistan - 0.5%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000		2,869,820	(a)

Venezuela - 0.4%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000		1,549,100	*(a)(e)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000		525,000	*(a)(d)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000		338,503	*(d)

Total Venezuela					2,412,603

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Vietnam - 1.5%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000	$8,620,609	(b)(c)

Zambia - 0.3%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	3,440,000	1,665,940	(b)

TOTAL SOVEREIGN BONDS (Cost - $588,346,038)				459,887,104

CORPORATE BONDS & NOTES - 57.1%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.4%
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	4,340,000	3,455,725	(b)(c)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	4,600,000	4,054,302	(a)

Total Diversified Telecommunication Services				7,510,027

Media - 0.7%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000	2,596,950	(b)(c)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,456,057	(c)

Total Media				4,053,007

Wireless Telecommunication Services - 1.3%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,385,000	1,990,968	(b)(c)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	4,239,000	3,604,761	(b)(c)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	1,000,000	516,250	(b)(c)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	1,713,000	1,159,761	(b)(c)

Total Wireless Telecommunication Services				7,271,740

TOTAL COMMUNICATION SERVICES				18,834,774

CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.7%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	2,618,977	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,670,000	2,846,365	(b)(c)
Sands China Ltd., Senior Notes	5.625%	8/8/25	1,700,000	1,542,784
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,300,000	2,204,598	(b)

Total Hotels, Restaurants & Leisure				9,212,724

Internet & Direct Marketing Retail - 0.4%
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	2,400,643	(a)(c)

TOTAL CONSUMER DISCRETIONARY				11,613,367

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	4,150,000	$3,605,665	(b)(c)

ENERGY - 17.4%
Oil, Gas & Consumable Fuels - 17.4%
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	2,991,233	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	4,346,693	(c)
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	3,380,612	(b)(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,545,897	1,424,529	(b)(c)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	11,000,000	7,280,460	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	3,719,413	(b)(c)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	2,400,000	1,856,017	(b)(c)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	3,500,000	3,247,921	(b)(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	5,775,000	(c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	5,625,090	(c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	10,794,183	(c)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	394,962	*(a)(e)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	193,444	*(a)(d)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	6,800,000	4,098,020	(a)(c)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000	11,817,200	(c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000	4,766,783	(c)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	200,000	104,986	(c)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000	6,413,406	(b)(c)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	5,060,000	4,132,508	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000	1,015,475	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,620,000	3,403,723	(b)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000	2,057,994	(b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	3,101,430	(b)(c)
YPF SA, Senior Notes	8.500%	3/23/25	937,500	751,809	(a)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Notes	8.500%	7/28/25	5,430,000	$3,843,571	(b)(c)
YPF SA, Senior Notes	8.500%	7/28/25	500,000	353,920	(a)(c)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	774,662	(b)

TOTAL ENERGY				97,665,044

FINANCIALS - 11.5%
Banks - 6.5%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,450,000	2,312,282	(b)(c)
Banco General SA, Junior Subordinated Notes (5.250% to 5/7/31 then 10 year Treasury Constant Maturity Rate + 3.665%)	5.250%	5/7/31	4,450,000	3,810,522	(b)(c)(f)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000	5,246,664	(b)(c)(f)(g)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000	3,245,976	(a)
Bank Leumi Le-Israel BM, Subordinated Notes (3.275% to 1/29/26 then 5 year Treasury Constant Maturity Rate + 1.631%)	3.275%	1/29/31	1,200,000	1,026,750	(b)(g)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000	937,755	(b)(c)(g)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,276,343	(b)(c)(g)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	970,000	675,111	(c)(f)(g)
ICICI Bank Ltd., Senior Notes	4.000%	3/18/26	3,000,000	2,860,674	(a)(c)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 year Treasury Constant Maturity Rate + 3.863%)	6.500%	3/19/23	5,970,000	5,427,357	(b)(c)(f)(g)
NBK Tier 1 Ltd., Senior Notes (3.625% to 2/24/27 then USD 6 year ICE Swap Rate + 2.875%)	3.625%	8/24/26	2,450,000	2,090,703	(b)(c)(f)(g)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	7,290,000		$1,199,205	*(a)(d)
Shinhan Bank Co. Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000		1,191,730	(b)(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,080,000		2,617,796	(b)(c)(g)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	2,600,000		2,532,829	(b)(c)(g)

Total Banks					36,451,697

Capital Markets - 0.8%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,800,000		2,195,291	(b)(c)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,340,000		2,219,958	(b)(c)(f)(g)

Total Capital Markets					4,415,249

Consumer Finance - 0.9%
African Export-Import Bank, Senior Notes	3.994%	9/21/29	5,900,000		4,957,770	(b)(c)

Diversified Financial Services - 2.5%
European Investment Bank, Senior Notes	8.500%	2/1/23	36,000,000	EGP	1,636,600
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	6,000,000		5,655,000	(a)
Indian Railway Finance Corp. Ltd., Senior Notes	2.800%	2/10/31	1,800,000		1,390,767	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000		1,939,680	(b)(c)
REC Ltd., Senior Notes	2.250%	9/1/26	4,000,000		3,476,225	(a)

Total Diversified Financial Services					14,098,272

Insurance - 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000		3,372,480	(b)(c)

Real Estate Management & Development - 0.2%
Panther Ventures Ltd., Senior Notes	3.800%	9/17/23	2,000,000		1,468,733	(a)(f)

TOTAL FINANCIALS					64,764,201

HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	8,000,000		6,574,760

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.3%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,820,000	$1,633,947	(b)(c)

Airlines - 0.6%
Singapore Airlines Ltd., Senior Notes	3.375%	1/19/29	4,000,000	3,489,860	(a)

Construction & Engineering - 1.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	8,650,000	6,885,789	(b)(c)

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	872,093	(b)(c)

Road & Rail - 0.7%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	1,957,440	(b)(c)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	4.700%	5/7/50	3,000,000	2,266,875	(b)(c)

Total Road & Rail				4,224,315

Transportation Infrastructure - 0.8%
DP World Ltd., Senior Notes	5.625%	9/25/48	3,400,000	2,985,595	(b)(c)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	1,850,000	1,381,774	(b)(c)

Total Transportation Infrastructure				4,367,369

TOTAL INDUSTRIALS				21,473,373

MATERIALS - 10.8%
Chemicals - 3.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	184,429	(a)(c)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	1,081,000	1,092,543
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,228,509	(b)(c)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	189,001	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,073,043	(b)(c)
OCP SA, Senior Notes	5.125%	6/23/51	4,000,000	2,561,660	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	3,867,386	(b)(c)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	5,800,000	5,068,884	(c)
Sociedad Quimica y Minera de Chile SA, Senior Notes	4.250%	1/22/50	2,100,000	1,666,666	(b)(c)

Total Chemicals				19,932,121

Construction Materials - 0.4%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	2,200,000	1,970,254	(a)(c)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 5.2%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	3,100,000	$2,867,500	(b)(c)
Freeport Indonesia PT, Senior Notes	4.763%	4/14/27	2,000,000	1,810,579	(b)(c)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	4,000,000	2,757,880	(b)(c)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	10,117,116	(b)(c)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	336,100	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	5,682,727	(c)
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	7,000,000	5,790,540	(b)(c)

Total Metals & Mining				29,362,442

Paper & Forest Products - 1.6%
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	2,060,089	(b)(c)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	3,368,114	(b)(c)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,940,000	3,680,015	(c)

Total Paper & Forest Products				9,108,218

TOTAL MATERIALS				60,373,035

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	4,050,000	273,796	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	2,400,000	169,365	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	2,400,000	163,330	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	2,000,000	145,000	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	5.880%	3/1/27	700,000	47,925	*(a)(d)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	2,000,000	265,600	(a)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	2,850,000	199,370	*(a)(d)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	2,000,000	137,440	*(a)(d)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	7.375%	1/13/26	1,000,000	69,950	*(a)(d)

TOTAL REAL ESTATE				1,471,776

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 6.0%
Electric Utilities - 5.5%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	5,100,000	$5,038,927	(b)(c)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	4,773,628	(c)
Eskom Holdings SOC Ltd.	4.314%	7/23/27	3,300,000	2,683,362	(a)
Eskom Holdings SOC Ltd.	6.350%	8/10/28	6,340,000	5,549,022	(a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	2,937,281	(b)(c)
Kallpa Generacion SA, Senior Notes	4.875%	5/24/26	2,270,000	2,104,563	(a)(c)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	4,000,000	3,731,572	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	5/15/47	5,810,000	4,301,939	(a)(c)

Total Electric Utilities				31,120,294

Independent Power and Renewable Electricity Producers - 0.5%
Enel Generacion Chile SA, Senior Notes	4.250%	4/15/24	500,000	484,770	(c)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,220,763	(b)(c)
Total Independent Power and Renewable Electricity Producers				2,705,533

TOTAL UTILITIES				33,825,827

TOTAL CORPORATE BONDS & NOTES (Cost - $395,352,117)				320,201,822

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $983,698,155)				780,088,926

SHORT-TERM INVESTMENTS - 3.0%
REPURCHASE AGREEMENTS - 2.1%
Deutsche Bank Securities, repurchase agreement dated 9/30/22; Proceeds at maturity - $12,002,980; (Fully collateralized by U.S. government agency obligations, 2.375% due 8/15/2024; Market value - $12,000,000) (Cost - $12,000,000)	2.980%	10/3/22	12,000,000	12,000,000

			SHARES
MONEY MARKET FUNDS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $4,853,910)	2.799%		4,853,910	4,853,910	(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $16,853,910)				16,853,910

TOTAL INVESTMENTS - 142.1% (Cost - $1,000,552,065)				796,942,836
Liabilities in Excess of Other Assets - (42.1)%				(236,225,736)

TOTAL NET ASSETS - 100.0%				$560,717,100

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	The coupon payment on this security is currently in default as of September 30, 2022.

(e)	The maturity principal is currently in default as of September 30, 2022.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $4,853,910 and the cost was $4,853,910 (Note 2).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	403	12/22	$47,512,167	$45,161,187	$2,350,980
U.S. Treasury Long-Term
Bonds	401	12/22	55,019,638	50,688,906	4,330,732

Net unrealized appreciation on open futures contracts					$6,681,712

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,074,551	ZAR	68,248,725	Bank of America N.A.	10/14/22	$308,687
MXN	14,883,000	USD	722,700	Citibank N.A.	10/14/22	14,396
MXN	49,405,000	USD	2,446,314	JPMorgan Chase & Co.	10/14/22	521
SGD	9,634,369	USD	6,854,299	JPMorgan Chase & Co.	10/14/22	(145,421)
USD	31,119,741	IDR	470,125,926,494	JPMorgan Chase & Co.	10/14/22	259,138
USD	10,582,222	MXN	221,774,800	JPMorgan Chase & Co.	10/14/22	(401,409)
IDR	261,038,790,000	USD	17,317,155	Citibank N.A.	10/18/22	(183,871)
USD	17,277,039	IDR	261,038,790,000	Citibank N.A.	10/18/22	143,755
USD	7,490,542	EUR	7,455,230	JPMorgan Chase & Co.	12/15/22	140,639

Total						$136,435

Abbreviation(s) used in this table:

EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$459,887,104	—	$459,887,104
Corporate Bonds & Notes	—	320,201,822	—	320,201,822

Total Long-Term Investments	—	780,088,926	—	780,088,926

Short-Term Investments†:
Repurchase Agreements	—	12,000,000	—	12,000,000
Money Market Funds	$4,853,910	—	—	4,853,910

Total Short-Term Investments	4,853,910	12,000,000	—	16,853,910

Total Investments	$4,853,910	$792,088,926	—	$796,942,836

Short-Term Investments†:
Other Financial Instruments:
Futures Contracts††	$6,681,712	—	—	$6,681,712
Forward Foreign Currency Contracts††	—	$867,136	—	867,136

Total Other Financial Instruments	$6,681,712	$867,136	—	$7,548,848

Total	$11,535,622	$792,956,062	—	$804,491,684

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency

Contracts††	—	$730,701	—	$730,701

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

20

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

		Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
	Affiliate Value at December 31, 2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,054,211	$193,573,413	193,573,413	$190,773,714	190,773,714	—	$43,267	—	$4,853,910

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